Trade Receivables and Trade Payables - Schedule of Allowance for Expected Credit Losses (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)
Trade receivables
Balance at beginning	$ 550,089	RM 2,242,989	$ 129,689	RM 580,425
Charge for the year			631,303	2,563,722
Reversal during the year			(221,905)	(901,158)
Balance at ending	$ 550,089	2,242,989	$ 552,324	2,242,989
ECL – not credit impaired [Member]
Trade receivables
Balance at beginning		465,766		95,976
Charge for the year				369,790
Reversal during the year
Balance at ending		465,766		465,766
ECL – credit impaired [Member]
Trade receivables
Balance at beginning		1,777,223		484,449
Charge for the year				2,193,932
Reversal during the year				(901,158)
Balance at ending		RM 1,777,223		RM 1,777,223